Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of December 31,
	2021	2020

Prepaid expenses	$9,739	$9,727
Prepaid insurance	9,199	1,127
Prepaid inventory	144	6,536
Loans receivable	11,559	2,268
Other receivables	2,198	761
Other current assets	698	680

Prepaid expenses and other current assets	$33,537	$21,099